Law Offices

Stradley Ronon Stevens & Young, LLP
2005 Market Street
Suite 2600
Philadelphia, Pennsylvania  19103-7098
(215) 564-8000

May 17, 2013

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Nationwide Mutual Funds
File No. 811-08495

Ladies and Gentlemen:

In connection with the registration by Nationwide Mutual Funds, an investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), of an indefinite number of its securities under the Securities Act of 1933 (the “1933 Act”), we are transmitting herewith Nationwide Mutual Fund’s registration statement on Form N-14, including exhibits (the “Registration Statement”).  This filing relates to the proposed acquisition of the assets and liabilities of certain investment portfolios of HighMark Funds (the “Target Funds”) by corresponding investment portfolios of the Nationwide Mutual Funds (the “Acquiring Funds”).  The combined Proxy Statement/Prospectus contained in this filing will be used in the solicitation of proxies of the shareholders of the Target Funds to approve an Agreement and Plan of Reorganization pursuant to which all of the assets and liabilities of the Target Funds will be transferred to the corresponding Acquiring Funds.

Pursuant to Rule 488 under the 1933 Act, Nationwide Mutual Funds hereby proposes that the Registration Statement become effective on June 17, 2013.  On April 3, 2013, Nationwide Mutual Funds filed a post-effective amendment to register 17 new shell funds that will be used in connection with this reorganization.  The post-effective amendment is proposed to be declared effective on June 17, 2013.  Registrant has filed this Registration Statement so that it may be declared effective on the same day.  Shortly after this Registration Statement is declared effective, Nationwide Mutual Funds will make a 485(b) amendment to the Registration Statement in order to incorporate by reference to the definitive prospectus and SAI of the shell funds that will be filed around that time and to make other non-material changes.

Nationwide Mutual Funds has previously registered an indefinite number of its shares under the Securities Act of 1933 (the “1933 Act”) pursuant to an election under Rule 24f-2 under the 1940 Act.

Securities and Exchange Commission
May 17, 2013

Questions and comments concerning this filing may be directed to the undersigned at (215) 564-8179 or, in my absence, to Kenneth L. Greenberg, Esq. at (215) 564-8149.

Sincerely,

/s/ David Roeber
David Roeber, Esq.